Note 16 - Trade and Other Payables, and Other Current Liabilities - Trade and Other Payables, and Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade payables due to third party suppliers		$ 32,506	$ 20,181
Trade and other payables due to related parties (Note 20)		1,505	2,268
Employee withholding tax		1,737	1,044
Value added tax		1,648	1,162
Payroll tax	[1]	982	799
Total trade and other payables		38,378	25,454
Accrued personnel expenses		11,793	11,985
Equity derivative liabilities (Note 14)		0	744
Unsettled trades (Note 14)		6,931	0
Other current liabilities		401	310
Total other current liabilities		$ 19,125	$ 13,040

[1]	Includes accruals for social security costs related to share-based remuneration.